Schedule of Investments (unaudited)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$375	$396,739
5.00%, 09/01/22	100	107,372
5.00%, 09/01/23 (PR 09/01/22)	150	161,580
Series A, 5.00%, 09/01/22	250	269,300
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/22	90	94,395
Series B, 5.00%, 01/01/22	570	595,507
Series B, 5.00%, 05/01/22	410	434,981
City of Huntsville AL GOL, Series C, 5.00%, 11/01/22	170	184,475
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	195,327
State of Alabama GO, Series A, 5.00%, 08/01/22	790	847,773
		3,287,449
Alaska — 0.1%
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/22	255	274,686

Arizona — 3.3%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/22	140	148,421
Series B, 5.00%, 06/01/22	75	79,511
Series C, 5.00%, 06/01/22	140	148,421
Arizona Department of Transportation State Highway Fund
Revenue RB
Series A, 5.00%, 07/01/22	745	796,345
Series A, 5.00%, 07/01/27 (PR 07/01/22)	415	443,357
Series A, 5.00%, 07/01/34 (PR 07/01/22)	1,100	1,175,977
Arizona State University RB
Series A, 5.00%, 07/01/22	265	283,107
Series B, 5.00%, 07/01/22	100	106,833
Arizona Transportation Board RB, 5.00%, 07/01/22	540	577,217
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	435	469,970
Series A, 5.00%, 10/01/22 (ETM)	125	134,830
City of Chandler AZ GOL, 4.00%, 07/01/22	120	126,593
City of Chandler AZ RB, 5.00%, 07/01/22	140	149,670
City of Mesa AZ RB, 5.00%, 07/01/22	250	266,712
City of Phoenix AZ GO, 4.00%, 07/01/22	200	210,988
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/22	525	553,843
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	1,065	1,138,400
5.50%, 07/01/22 (NPFGC),	200	215,136
Series A, 5.00%, 07/01/22	265	283,184
Series B, 5.00%, 07/01/22	760	812,151
City of Scottsdale AZ GO, Series B, 5.00%, 07/01/22	215	229,912
City of Tempe AZ GOL
Series B, 4.50%, 07/01/22	55	58,410
Series C, 4.00%, 07/01/22	105	110,769
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	140	149,670
Series A, 5.00%, 07/01/22	45	48,108
County of Pima AZ GOL, 4.00%, 07/01/22	145	152,988
County of Pima AZ RB, 5.00%, 07/01/22	300	320,541
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/22	155	165,706
Maricopa County Community College District GO, 5.00%, 07/01/22	445	475,736
Maricopa County High School District No. 210-Phoenix GO, Series E, 5.00%, 07/01/22	50	53,439
Security	Par (000)	Value

Arizona (continued)
Maricopa County High School District No. 210-Phoenix GOL, 5.00%, 07/01/22	$540	$577,136
Pima County Regional Transportation Authority RB, 5.00%, 06/01/22	100	106,444
Salt River Project Agricultural Improvement & Power
District RB
5.00%, 01/01/22	225	235,069
Series A, 5.00%, 01/01/22	110	114,923
Series A, 5.00%, 12/01/22	200	217,840
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/22	330	352,793
State of Arizona COP, 5.00%, 09/01/22	665	716,557
University of Arizona (The) RB
5.00%, 06/01/22	255	271,396
Series A, 5.00%, 06/01/22	100	106,431
		12,584,534
Arkansas — 0.3%
State of Arkansas GO
3.00%, 10/01/22	150	157,204
5.00%, 04/01/22	140	147,977
5.00%, 10/01/22	585	632,543
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	146,322
		1,084,046
California — 9.2%
Acalanes Union High School District GO, 5.00%, 08/01/22	210	225,424
Alameda Corridor Transportation Authority RB, Series A, 5.00%, 10/01/22	185	199,066
Alameda County Transportation Commission RB, 4.00%, 03/01/22	100	104,233
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	260	258,955
Benicia Unified School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	25	24,851
Berkeley Unified School District/CA GO, 5.00%, 08/01/22	375	402,544
Beverly Hills Unified School District CA GO, 0.00%, 08/01/22(a)	60	59,857
Burbank Unified School District GO, Series C, 0.00%, 08/01/22 (NPFGC)(a)	90	89,398
California Health Facilities Financing Authority RB
Series A, 5.00%, 03/01/22	160	168,195
Series A, 5.00%, 10/01/22	165	177,862
Series C, VRDN,5.00%, 08/01/31 (Put 11/01/22)(b)(c)	355	384,902
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	100	106,024
Series A, 5.00%, 10/01/22	320	346,173
California State Public Works Board RB
Series A, 4.00%, 04/01/22	20	20,900
Series A, 5.00%, 04/01/22	130	137,361
Series A, 5.00%, 06/01/22	300	319,374
Series B, 5.00%, 10/01/22	430	464,718
Series C, 5.00%, 11/01/22	135	146,421
Series D, 5.00%, 09/01/22	560	602,952
Series D, 5.00%, 09/01/37 (PR 09/01/22)	200	215,540
Series F, 5.00%, 05/01/22	260	275,740
Series G, 5.00%, 05/01/22	125	132,567
Series G, 5.00%, 11/01/22	95	103,037
Series H, 5.00%, 12/01/22	385	418,972
California State University RB
Series A, 3.00%, 11/01/22	200	210,194
Series A, 5.00%, 11/01/22	425	461,499

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 11/01/22 (AGM),	$30	$32,576
Serise A, 5.00%, 11/01/22	250	271,470
California Statewide Communities Development Authority RB 5.00%, 05/15/22	50	52,410
Series A, 5.00%, 05/15/22	100	104,820
Carlsbad Unified School District GO, 0.00%, 05/01/22 (NPFGC)(a)	100	99,696
Chabot-Las Positas Community College District GO, 5.00%, 08/01/22	225	241,526
City & County of San Francisco CA COP, Series R-1, 5.00%, 09/01/22	75	80,753
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/22	25	26,680
City of Los Angeles CA Wastewater System Revenue RB
Series B, 4.00%, 06/01/22	435	457,433
Series C, 5.00%, 06/01/22	60	63,892
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/22	50	53,101
Series C, 5.00%, 05/15/22	80	84,962
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/22	80	86,190
City of San Francisco CA Public Utilities Commission Water
Revenue RB
4.00%, 11/01/22	50	53,413
5.00%, 11/01/22	295	320,281
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/22	135	144,404
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/22	75	78,943
Contra Costa Water District RB, Series T, 4.00%, 10/01/22	400	425,928
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/22 (AGM)(a)	100	99,390
County of Los Angeles CA COP, 5.00%, 09/01/22	130	139,563
County of Santa Clara CA GO, Series B, 5.00%, 08/01/22	40	42,938
Dublin Unified School District GO, 5.00%, 08/01/22	200	214,690
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/22	100	106,528
East Bay Regional Park District GO, Serise A, 4.00%, 09/01/22	100	106,174
East Side Union High School District GO, 5.00%, 08/01/22	140	150,217
Encinitas Union School District/CA GO, 0.00%, 08/01/22(a)	60	59,822
Evergreen School District GO, 5.00%, 09/01/22	100	107,753
Foothill-De Anza Community College District GO, 5.00%, 08/01/22	70	75,142
Fullerton School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	80	79,643
Healdsburg Unified School District GO, Series A, 0.00%, 08/01/22(a)	80	79,702
Las Virgenes Unified School District GO 0.00%, 11/01/22 (AGM)(a),	55	54,710
Series D, 0.00%, 09/01/22 (NPFGC)(a),	100	99,542
Los Altos Elementary School District GO, 4.00%, 08/01/22	25	26,462
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	130	139,568
Series G, 4.00%, 08/01/22	100	105,864
Series G, 5.00%, 08/01/22	125	134,200
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/22	50	53,264
Series A, 5.00%, 07/01/22	625	668,350
Series B, 5.00%, 07/01/22	155	165,751
Serise A, 5.00%, 07/01/22	125	133,670
Security	Par (000)	Value

California (continued)
Los Angeles County Public Works Financing Authority RB, Series D, 5.00%, 12/01/22	$50	$54,152
Los Angeles County Redevelopment Refunding Authority TA, Series C, 5.00%, 12/01/22	25	27,076
Los Angeles Department of Water & Power System
Revenue RB
Series A, 4.00%, 07/01/22	90	94,998
Series A, 5.00%, 07/01/22	650	695,279
Series B, 5.00%, 07/01/22	220	235,325
Series C, 4.00%, 07/01/22	45	47,499
Los Angeles Unified School District/CA GO 5.00%, 07/01/22	460	491,772
Series A, 5.00%, 07/01/22	975	1,042,343
Series B, 5.00%, 07/01/22	455	486,427
Series B-1, 5.00%, 07/01/22	285	304,685
Series C, 5.00%, 07/01/22	205	219,159
Serise A, 5.00%, 07/01/22	80	85,526
Manhattan Beach Unified School District GO, Series B, 0.00%, 09/01/22 (NPFGC)(a)	25	24,909
Metropolitan Water District of Southern California RB, Serise B, 5.00%, 07/01/22	350	374,174
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/22	155	166,044
Monterey Peninsula Community College District GO, 0.00%, 08/01/22(a)	110	109,558
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/22	50	53,885
Mount Diablo Unified School District/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	160	159,048
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/22	185	200,275
New Haven Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	50	49,703
Novato Unified School District/CA GO, 4.00%, 02/01/22	80	83,126
Oxnard Financing Authority RB, 5.00%, 06/01/22	20	21,247
Poway Redevelopment Agency Successor Agency TA, Series A, 5.00%, 06/15/22	25	26,533
Poway Unified School District GO, 5.00%, 08/01/22	15	16,095
Redwood City Elementary School District/CA GO, 0.00%, 08/01/22 (NPFGC)(a)	40	39,673
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.25%, 12/01/22 (NPFGC)	145	158,569
Sacramento Municipal Utility District RB 5.00%, 07/01/22	60	64,180
Series D, 5.00%, 08/15/22	50	53,760
Series F, 5.00%, 08/15/22	250	268,797
San Diego County Water Authority Financing Corp. RB, 5.00%, 05/01/22	340	360,805
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/22	260	279,859
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a),	480	478,661
Series D-1, 5.50%, 07/01/22 (NPFGC),	200	215,256
Series D-2, 5.00%, 07/01/22	435	465,106
Series H-2, 5.00%, 07/01/22	75	80,191
San Francisco Bay Area Rapid Transit District Sales Tax
Revenue RB, Series A, 5.00%, 07/01/22	75	80,202
San Francisco City & County Airport Commission San Francisco International Airport RB Series A, 5.00%, 05/01/22	125	132,519

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 05/01/22	$250	$265,037
San Joaquin Delta Community College District GO, Series A, 5.00%, 08/01/22	115	123,447
San Jose Evergreen Community College District GO, Serise B, 4.00%, 09/01/22	100	106,174
San Jose Financing Authority RB, Series A, 5.00%, 06/01/22	50	53,236
San Juan Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	125	124,480
San Mateo County Community College District GO 4.00%, 09/01/22	30	31,852
Series A, 0.00%, 09/01/22 (NPFGC)(a),	175	174,529
San Rafael City High School District/CA GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	100	99,628
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22 (AMBAC)(a)	75	74,583
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/22	110	116,434
5.00%, 08/01/22	110	118,079
Santa Ana Unified School District GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	40	39,726
Santa Clara Valley Water District COP, Series C, 5.00%, 06/01/22	125	133,229
Santa Monica Community College District GO
Series A, 5.00%, 08/01/22	100	107,345
Series E, 0.00%, 08/01/22(a)	50	49,814
Santa Monica-Malibu Unified School District, Series E, 4.00%, 08/01/22	150	158,773
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/22 (NPFGC)(a)	55	54,845
Saratoga Union School District GO, Series A, 0.00%, 09/01/22 (NPFGC)(a)	170	169,328
Sierra Joint Community College District School Facilities District No. 2 GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	50	49,733
Sonoma County Junior College District GO, 5.00%, 08/01/22	115	123,447
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/22	40	42,763
State of California Department of Water Resources Power Supply Revenue RB
Series O, 4.00%, 05/01/22	135	141,596
Series O, 5.00%, 05/01/22	525	557,193
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22	290	316,036
Series AR, 5.00%, 12/01/22	65	70,836
Series AS, 5.00%, 12/01/22	75	81,733
Series AW, 5.00%, 12/01/22	35	38,142
Series AX, 5.00%, 12/01/22	100	108,978
State of California GO
4.00%, 02/01/22	70	72,728
4.00%, 09/01/22	95	100,850
4.00%, 10/01/22	125	133,102
5.00%, 02/01/22	755	791,942
5.00%, 03/01/22	70	73,711
5.00%, 04/01/22	850	898,534
5.00%, 05/01/22	435	460,147
5.00%, 08/01/22	300	321,987
5.00%, 09/01/22	2,950	3,178,240
5.00%, 10/01/22	935	1,011,147
5.00%, 11/01/22	310	336,453
5.00%, 12/01/22	220	239,668
5.25%, 09/01/22	115	124,351
Security	Par (000)	Value

California (continued)
5.25%, 10/01/22	$590	$640,504
Series A, 5.00%, 09/01/22	285	307,050
Series B, 5.00%, 08/01/22	480	515,179
Series B, 5.00%, 09/01/22	1,200	1,292,844
Serise A, 5.00%, 10/01/22	100	108,144
Torrance Unified School District GO, 5.00%, 08/01/22	40	42,938
University of California RB
Series AO, 4.00%, 05/15/22	20	20,997
Series AO, 5.00%, 05/15/22	245	260,359
Series AR, 4.00%, 05/15/22	75	78,739
Series G, 5.00%, 05/15/22	140	148,777
Ventura County Community College District GO, Series C, 0.00%, 08/01/22(a)	250	248,735
West Valley-Mission Community College District GO, Series A, 4.00%, 08/01/22	175	185,236
William S Hart Union High School District GO, Series B, 0.00%, 09/01/22 (AGM)(a)	25	24,894
		34,472,848
Colorado — 1.2%
Board of Governors of Colorado State University System RB
Series A, 5.00%, 03/01/22	210	221,086
Series B, 5.00%, 03/01/22	250	263,197
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/22	225	243,823
City & County of Denver CO GO, 0.00%, 01/29/22(a)	20	19,966
City & County of Denver CO RB, Series A, 5.00%, 08/01/22	120	128,119
City & County of Denver Co. GO, Series A, 5.00%, 08/01/22	100	107,329
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/22	65	70,658
City of Colorado Springs Co. Utilities System Revenue RB, Series A, 5.00%, 11/15/22	125	135,880
Denver City & County School District No. 1 GO
Series B, 4.00%, 12/01/22 (SAW),	275	294,819
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	1,100	1,178,232
Series B, 5.00%, 12/01/25 (PR 12/01/22) (SAW)	225	244,897
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	480	522,446
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	465	506,120
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	90	89,476
Summit County School District No. Re-1 Summit GO, 5.00%, 12/01/22 (SAW)	75	81,690
University of Colorado RB
Serise A-1, 4.00%, 06/01/22	120	126,072
Serise A-1, 4.00%, 06/01/22 (ETM)	100	105,102
Serise B, 5.00%, 06/01/22	175	186,181
Serise B, 5.00%, 06/01/22 (ETM)	5	5,322
		4,530,415
Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority RB
Series A-1, VRDN,5.00%, 07/01/42 (Put 07/01/02)(b)(c)	645	689,931
Series A-2, VRDN,5.00%, 07/01/42 (Put 07/01/22)(b)(c)	350	374,276
Series E, 5.00%, 07/01/22	150	159,476
State of Connecticut GO
Series A, 4.00%, 03/01/22	50	52,083
Series A, 5.00%, 10/15/22	470	508,751
Series C, 5.00%, 06/01/22	130	138,377
Series C, 5.00%, 06/15/22	90	95,969
Series D, 5.00%, 06/15/22	20	21,326
Series D, 5.00%, 08/15/22	240	257,854

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series E, 5.00%, 08/15/22	$175	$188,018
Series E, 5.00%, 10/15/22	670	725,241
Series F, 4.00%, 11/15/22	675	721,210
Series F, 5.00%, 11/15/22	130	141,218
Serise F, 5.00%, 09/15/22	300	323,526
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/22	290	302,731
Series A, 5.00%, 08/01/22	130	139,426
Series A, 5.00%, 09/01/22	365	392,937
Series A, 5.00%, 10/01/22	210	226,920
Series B, 5.00%, 08/01/22	135	144,789
University of Connecticut RB
Series A, 5.00%, 02/15/22	105	110,191
Series A, 5.00%, 08/15/22	125	134,138
		5,848,388
Delaware — 0.8%
City of Wilmington DE GO, 4.00%, 06/01/22	115	120,962
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/22	170	177,431
Delaware Transportation Authority RB
5.00%, 06/01/22	345	367,183
5.00%, 07/01/22	865	925,255
State of Delaware GO
Series A, 5.00%, 10/01/22	300	324,432
Series B, 5.00%, 07/01/22	275	294,033
Series C, 5.00%, 03/01/22	785	826,621
University of Delaware RB, Series A, 5.00%, 11/01/22	105	113,960
		3,149,877
District of Columbia — 1.1%
District of Columbia GO
Series A, 5.00%, 06/01/22	1,025	1,091,912
Series B, 5.00%, 06/01/22	100	106,528
Series E, 5.00%, 06/01/22	155	165,118
District of Columbia RB
5.00%, 07/15/22	75	80,152
Series A, 4.00%, 12/01/22	195	208,868
Series A, 5.00%, 12/01/22	465	506,571
Series C, 4.00%, 12/01/22	150	160,668
Series C, 5.00%, 10/01/22	125	135,180
Series C, 5.00%, 12/01/22	210	228,774
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/22	175	189,222
Series C, 5.00%, 10/01/22	415	448,727
Metropolitan Washington Airports Authority RB, Series C, 5.00%, 10/01/22	505	543,396
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/22	125	133,356
		3,998,472
Florida — 4.7%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/22	50	53,262
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/22	405	437,914
Central Florida Expressway Authority RB, Series B, 4.00%, 07/01/22	55	57,781
City of Jacksonville FL RB
5.00%, 10/01/22	330	356,068
Series A, 4.00%, 10/01/22	50	53,103
Series A, 5.00%, 10/01/22	100	107,987
Security	Par (000)	Value

Florida (continued)
Series C, 5.00%, 10/01/22	$100	$107,987
City of Tallahassee FL Energy System Revenue RB, 5.00%, 10/01/22	70	75,627
City of Tampa FL RB
5.00%, 10/01/22	230	248,490
Series A, 5.00%, 10/01/22	140	151,255
Series B, 5.00%, 10/01/22	75	81,029
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/22	245	263,840
Series P-2, 5.00%, 10/01/22	170	183,073
Series Q-1, 5.00%, 10/01/22	50	53,845
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/22	160	172,742
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/22 (AGM)	100	107,429
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/22	535	577,169
County of Miami-Dade FL GO, 5.00%, 07/01/22	140	149,670
County of Miami-Dade FL RB, Series A, 5.00%, 10/01/22	135	145,782
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/22	200	212,973
County of Miami-Dade FL Water & Sewer System Revenue RB 5.00%, 10/01/22	235	254,056
Series A, 4.38%, 10/01/22 (AGM),	100	107,071
Series B, 5.25%, 10/01/22 (AGM),	525	569,756
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/22	195	203,726
County of Palm Beach FL RB
5.00%, 05/01/22	60	63,656
5.00%, 06/01/22	100	106,500
5.00%, 11/01/22	45	48,832
Series A, 5.00%, 11/01/22	50	54,258
County of Palm Beach FL Water & Sewer Revenue RB, 4.00%, 10/01/22	30	31,940
County of Pasco FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/22	80	86,502
County of Sarasota FL RB, 5.00%, 10/01/22	55	59,470
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/22	1,075	1,148,605
Serise A, 5.00%, 07/01/22	150	160,270
Florida Department of Management Services COP, Series A, 5.00%, 08/01/22	295	316,435
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/22	325	350,503
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/22	250	264,842
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/22	715	764,385
Series B, 5.00%, 07/01/22	540	577,297
Series C, 5.00%, 07/01/22	200	213,814
Jacksonville Transportation Authority RB, 5.00%, 08/01/22	230	246,316
JEA Electric System Revenue RB, Series A, 5.00%, 10/01/22	80	86,082
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	140	151,255
Miami-Dade County Educational Facilities Authority Revenue RB, Series B, 5.25%, 04/01/22 (AMBAC)	65	68,422
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/22	80	85,066
Series B, 5.00%, 07/01/22	265	281,780
Orange County School Board COP, Series D, 5.00%, 08/01/22	290	310,981

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	$340	$367,690
Series C, 4.00%, 10/01/22	175	186,343
Series C, 5.00%, 10/01/22	255	275,767
Series C, 5.25%, 10/01/22	130	141,128
Orlando-Orange County Convention Center RB, 5.00%, 10/01/22	270	289,823
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	275	293,749
Series B, 5.00%, 07/01/22	120	128,182
Series B, 5.00%, 07/01/22 (AGM),	185	197,750
Palm Beach County School District COP
Series B, 5.00%, 08/01/22	250	267,970
Series D, 5.00%, 08/01/22	375	401,955
Reedy Creek Improvement District GOL
5.00%, 06/01/22	120	127,716
Series A, 5.00%, 06/01/22	65	69,180
Series B, 4.00%, 06/01/22	160	168,163
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/22	315	333,865
Series D, 5.00%, 02/01/22	65	68,120
Series D, 5.00%, 11/01/22	160	173,006
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/22	130	137,050
School District of Broward County/FL COP
Series A, 5.00%, 07/01/22	330	352,400
Series B, 5.00%, 07/01/22	20	21,358
Series C, 5.00%, 07/01/22	250	266,970
State of Florida GO
Series A, 5.00%, 06/01/22	640	681,952
Series A, 5.00%, 07/01/22	95	101,519
Series B, 5.00%, 06/01/22	490	522,119
Series C, 5.00%, 06/01/22	575	612,691
Series E, 5.00%, 06/01/22	80	85,244
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/22	955	1,021,096
Series B, 5.00%, 07/01/22	90	96,229
Volusia County School Board COP, Series A, 5.00%, 08/01/22	115	123,266
		17,721,147
Georgia — 2.0%
City of Atlanta GA Airport Passenger Facility Charge RB, Series F, 5.00%, 07/01/22	150	160,116
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	700	759,605
Series B, 5.00%, 11/01/22	150	162,773
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/22	175	186,326
Series B, 5.00%, 10/01/22 (GTD),	150	162,191
Gwinnett County Development Authority COP, 5.25%, 01/01/22 (NPFGC)	85	88,990
Gwinnett County School District GO, 5.00%, 02/01/22	370	387,989
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/22	500	536,490
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.00%, 07/01/30 (PR 07/01/22)	2,015	2,154,176
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/22	135	146,024
State of Georgia GO
Series A, 5.00%, 02/01/22	125	131,116
Series A-1, 5.00%, 02/01/22	215	225,520
Security	Par (000)	Value

Georgia (continued)
Series C, 4.00%, 09/01/22	$405	$429,940
Series C, 4.00%, 10/01/22	1,215	1,293,756
Series E, 5.00%, 12/01/22	250	272,350
Serise H, 5.00%, 12/01/22	250	272,350
		7,369,712
Hawaii — 2.6%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/22	175	187,017
Series A, 5.00%, 07/01/25 (PR 07/01/22)	1,155	1,233,921
Series A, 5.00%, 07/01/30 (PR 07/01/22)	125	133,541
Series B, 5.00%, 07/01/22	120	128,288
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/22	230	248,692
Series A, 5.00%, 11/01/22 (ETM)	25	27,133
Series A, 5.00%, 11/01/25 (PR 11/01/22)	2,000	2,170,660
Series A, 5.00%, 11/01/33 (PR 11/01/22)	1,175	1,275,263
Series B, 5.00%, 09/01/22	50	53,860
Series B, 5.00%, 10/01/22 (ETM)	125	135,159
Series B, 5.00%, 11/01/22	225	244,159
Series C, 5.00%, 10/01/22	220	237,879
Series E, 3.00%, 09/01/22	100	104,563
County of Hawaii HI GO
Series A, 5.00%, 09/01/22	145	156,194
Series B, 5.00%, 09/01/22	370	398,564
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/22	20	21,381
State of Hawaii GO
Series EE, 4.00%, 11/01/22 (ETM)	35	37,376
Series EE, 5.00%, 11/01/23 (PR 11/01/22)	580	629,492
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	115	124,813
Series EF, 5.00%, 11/01/22	220	238,773
Series EO, 5.00%, 08/01/22	150	160,994
Series EP, 5.00%, 08/01/22	150	160,994
Series EX, 3.00%, 10/01/22	150	157,230
Series EZ, 5.00%, 10/01/22	175	189,252
Series FE, 5.00%, 10/01/22	355	383,911
Series FG, 5.00%, 10/01/22	110	118,958
Series FH, 5.00%, 10/01/22	455	492,055
Series FN, 5.00%, 10/01/22	70	75,701
Series FT, 5.00%, 01/01/22	225	235,089
		9,760,912
Idaho — 0.1%
Idaho Housing & Finance Association RB
Series A, 5.00%, 07/15/22	150	159,735
Series B, 5.00%, 07/15/22	205	218,305
		378,040
Illinois — 1.8%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/22	205	214,077
Series B, 5.00%, 01/01/22	145	151,421
Series C, 5.00%, 01/01/22	380	396,393
Series D, 5.00%, 01/01/22	275	287,177
Illinois Finance Authority RB
4.00%, 01/01/22	100	103,552
5.00%, 07/01/22	180	192,406
5.00%, 10/01/22	25	26,684
Series A, 5.00%, 10/01/22	115	124,185
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/22	645	701,663

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series D, 5.00%, 01/01/22	$125	$130,511
Metropolitan Pier & Exposition Authority RB, 5.65%, 06/15/22 (ETM NPFGC)	5	5,365
Regional Transportation Authority RB, Series A, 5.50%, 07/01/22 (NPFGC)	55	59,048
State of Illinois GO
0.00%, 08/01/22(a)	100	98,066
4.00%, 02/01/22	55	56,828
4.00%, 09/01/22	100	105,028
5.00%, 02/01/22	610	636,145
5.00%, 05/01/22	370	389,499
Series A, 4.00%, 01/01/22	280	288,585
Series A, 5.00%, 10/01/22	535	572,027
Series A, 5.00%, 12/01/22	500	537,825
Series B, 5.00%, 09/01/22	300	319,788
Series B, 5.00%, 10/01/22	170	181,766
Series D, 5.00%, 11/01/22	800	850,088
State of Illinois RB, Series C, 5.00%, 06/15/22	100	105,186
University of Illinois RB, Series A, 5.00%, 04/01/22	105	110,224
		6,643,537
Indiana — 0.6%
Ball State University RB
5.00%, 07/01/22	45	47,975
Series R, 5.00%, 07/01/22	325	346,486
Indiana Finance Authority RB
Series A, 5.00%, 02/01/22	125	131,104
Series A, 5.00%, 06/01/22	100	106,500
Series A, 5.00%, 10/01/22	155	167,298
Series A, 5.00%, 12/01/22	210	227,923
Series B, 5.00%, 02/01/22	235	246,475
Serise A, 5.00%, 12/01/22	145	157,795
Indiana University RB
Series A, 5.00%, 06/01/22	325	346,125
Series Y, 5.00%, 08/01/22	85	91,216
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.50%, 01/01/22 (NPFGC),	25	26,221
Series E, 0.00%, 02/01/22 (AMBAC)(a),	50	49,781
Purdue University RB, Series A, 5.00%, 07/01/22	140	149,670
		2,094,569
Iowa — 0.6%
Ankeny Community School District GO, Series A, 4.00%, 06/01/22	25	26,286
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/22	125	133,125
City of Des Moines IA GO
Series B, 5.00%, 06/01/22	205	218,325
Series E, 5.00%, 06/01/22	195	207,675
Des Moines Independent Community School District RB, 5.00%, 06/01/22 (BAM)	60	63,774
Iowa City Community School District RB, 5.00%, 06/01/22	120	127,549
Iowa Finance Authority RB, 5.00%, 08/01/22	405	434,618
State of Iowa Board of Regents RB, 4.00%, 09/01/22	215	227,640
State of Iowa RB, Series A, 5.00%, 06/01/22	645	686,925
		2,125,917
Kansas — 0.4%
City of Overland Park KS GO, Series A, 5.00%, 09/01/22	175	188,510
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	840	904,991
Series B, 5.00%, 09/01/22	135	145,445
Series C, 5.00%, 09/01/22	100	107,737
Security	Par (000)	Value

Kansas (continued)
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 5.00%, 09/01/22	$125	$134,174
		1,480,857
Kentucky — 0.0%
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/22	100	108,147
Louisiana — 0.6%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/22	50	52,405
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	110	119,123
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1, 4.00%, 05/01/22	70	73,240
Series A-1, 5.00%, 05/01/22	105	111,166
State of Louisiana GO
Series A, 5.00%, 08/01/22	145	155,446
Series A, 5.00%, 09/01/22	100	107,604
Series A, 5.00%, 08/01/26 (PR 08/01/22)	185	198,529
Series B, 5.00%, 08/01/22	50	53,602
Series B, 5.00%, 10/01/22	115	124,204
Series C, 4.00%, 07/15/22	160	168,864
Series C, 5.00%, 07/15/22	100	106,990
Series C, 5.00%, 07/15/25 (PR 07/15/22)	295	315,933
Series C, 5.00%, 07/15/26 (PR 07/15/22)	500	535,480
State of Louisiana RB, Series A, 5.00%, 06/15/22	50	53,202
		2,175,788
Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/22	460	495,512
Series A, 5.00%, 11/01/22	100	108,515
Series B, 5.00%, 11/01/22	85	92,238
Series C, 5.00%, 11/01/22	270	292,990
Series D, 5.00%, 11/01/22	160	173,624
Series D, 5.00%, 11/01/22 (ETM)	10	10,835
Maine Turnpike Authority RB, 5.00%, 07/01/22	155	165,613
State of Maine GO, Series B, 5.00%, 06/01/22	210	223,650
		1,562,977
Maryland — 3.8%
City of Baltimore MD GO, Series B, 5.00%, 10/15/22	225	243,711
City of Baltimore MD RB
Series A, 5.00%, 07/01/22	135	144,164
Series D, 5.00%, 07/01/22	140	149,503
County of Anne Arundel MD GOL
5.00%, 04/01/22	435	459,786
5.00%, 10/01/22	300	324,381
County of Baltimore MD COP, 5.00%, 10/01/22	60	64,771
County of Baltimore MD GO
5.00%, 02/01/22	225	235,987
Series B, 5.00%, 08/01/22	515	552,662
Series C, 4.00%, 09/01/22	265	281,274
County of Baltimore MD RB, Series B, 5.00%, 07/01/22	190	202,897
County of Charles MD GO
5.00%, 03/01/22	150	157,935
5.00%, 10/01/22	500	540,635
County of Frederick MD GO, Series A, 5.00%, 08/01/22	200	214,658
County of Howard MD, Series A, 5.00%, 02/15/22	125	131,341
County of Howard MD GO, Series A, 5.00%, 02/15/22	350	367,755
County of Montgomery MD GO
Series A, 5.00%, 11/01/22	110	119,386

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 12/01/22	$250	$272,350
Series B, 5.00%, 12/01/22	120	130,728
Series C, 5.00%, 10/01/22	500	540,720
County of Prince George’s MD COP, 5.00%, 10/15/22	75	81,237
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/22	100	107,096
Series C, 5.00%, 08/01/22	530	568,759
Serise A, 5.00%, 09/01/22	130	140,036
Maryland Health & Higher Educational Facilities Authority RB, Series A, 5.00%, 07/01/22	195	208,324
Maryland State Transportation Authority RB, 5.00%, 07/01/22	185	197,832
State of Maryland Department of Transportation RB
5.00%, 04/01/22	60	63,419
5.00%, 09/01/22	500	538,515
5.00%, 10/01/22	500	540,545
State of Maryland GO
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	1,300	1,368,627
First Series C, 4.00%, 08/15/22	210	222,535
Series A, 5.00%, 03/01/22	150	157,935
Series B, 5.00%, 08/01/22	2,390	2,564,781
Series C, 5.00%, 08/01/22	1,245	1,336,047
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/22	1,030	1,096,950
		14,327,282
Massachusetts — 3.7%
Boston Water & Sewer Commission RB, Series A, 4.25%, 11/01/22	440	471,786
City of Boston MA GO
Series A, 5.00%, 03/01/22	425	447,580
Series B, 5.00%, 04/01/22	250	264,305
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/22 (AMBAC)	485	532,695
Commonwealth of Massachusetts GOL
Series A, 5.00%, 05/01/22	60	63,656
Series A, 5.00%, 07/01/22	410	438,319
Series B, 5.00%, 08/01/22	270	289,745
Series B, 5.25%, 08/01/22	210	226,143
Series C, 5.00%, 02/01/22	100	104,883
Series C, 5.00%, 04/01/22	290	306,524
Series C, 5.00%, 07/01/22	300	320,721
Series C, 5.00%, 08/01/22	215	230,723
Series C, 5.00%, 10/01/22	275	297,349
Series C, 5.00%, 07/01/24 (PR 07/01/22)	285	304,685
Series E, 5.00%, 09/01/22	105	113,106
Series E, 5.00%, 11/01/22	110	119,367
Series E, 5.00%, 09/01/25 (PR 09/01/22)	390	420,108
Series E, 5.00%, 09/01/28 (PR 09/01/22)	1,285	1,384,202
Series F, 5.00%, 11/01/23 (PR 11/01/22)	570	618,638
Series F, 5.00%, 11/01/25 (PR 11/01/22)	150	162,799
Series F, 5.00%, 11/01/26 (PR 11/01/22)	500	542,665
Series H, 5.00%, 12/01/22	1,215	1,323,378
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/22	355	377,631
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/22(a)	100	99,693
Series A, 5.00%, 07/01/22	1,035	1,106,788
Series A, 5.25%, 07/01/22	80	85,831
Series B, 5.25%, 07/01/22	450	482,801
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	220	236,159
Security	Par (000)	Value

Massachusetts (continued)
Series 12B, 5.00%, 08/01/22	$500	$536,725
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/22 (NPFGC)(a)	25	24,911
Massachusetts Development Finance Agency RB
5.00%, 07/01/22	100	106,641
Series A, 5.00%, 07/15/22	200	214,314
Massachusetts Health & Educational Facilities Authority RB, Serise K, 5.50%, 07/01/22	250	269,217
Massachusetts Port Authority RB, Series B, 4.00%, 07/01/22	20	21,061
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/22	740	794,930
Series A, 5.00%, 08/15/22 (ETM)	45	48,340
Massachusetts Water Resources Authority RB, Serise A, 5.00%, 08/01/22	325	348,767
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22	50	54,230
Series 2, 5.00%, 11/01/22	160	173,565
		13,964,981
Michigan — 1.8%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	1,000	1,072,600
Michigan Finance Authority RB
4.00%, 10/01/22	275	292,729
5.00%, 08/01/22	80	85,613
5.00%, 10/01/22	75	81,082
Series B, 5.00%, 10/01/22	455	491,896
Michigan State Building Authority RB
Series A, 5.00%, 10/15/22	830	899,023
Series I, 5.00%, 04/15/22	275	291,191
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/22	250	266,515
Michigan State University RB, Series A, 5.00%, 08/15/22	270	289,910
State of Michigan Comprehensive Transportation Revenue RB, 5.25%, 05/15/22 (AGM)	130	138,341
State of Michigan GO
Series A, 5.00%, 12/01/22	470	511,745
Series B, 5.00%, 11/01/22	710	770,194
State of Michigan RB, 5.00%, 03/15/22	230	241,831
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	1,015	1,102,960
University of Michigan RB, Series A, 5.00%, 04/01/22	130	137,439
		6,673,069
Minnesota — 1.4%
County of Hennepin MN GO
Series A, 5.00%, 12/01/22	140	152,488
Series B, 5.00%, 12/01/22	105	114,366
Series C, 5.00%, 12/01/22	100	108,920
Metropolitan Council GO
Series A, 5.00%, 03/01/22	235	247,431
Series B, 5.00%, 09/01/22	125	134,650
Series C, 4.00%, 03/01/22	100	104,211
Series C, 5.00%, 03/01/22	75	78,967
Series E, 5.00%, 09/01/22	100	107,720
Series I, 4.00%, 03/01/22	400	416,844
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/22	300	312,744
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/22	40	43,139
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/22	165	173,729

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Southern Minnesota Municipal Power Agency RB
Series A, 0.00%, 01/01/22 (NPFGC)(a),	$50	$49,791
Series A, 5.00%, 01/01/22	45	46,908
State of Minnesota GO
Series A, 5.00%, 08/01/22	660	708,477
Series B, 5.00%, 08/01/22	1,050	1,127,122
Series D, 5.00%, 10/01/22	420	454,280
Series F, 5.00%, 10/01/22	440	475,913
State of Minnesota RB, Series A, 5.00%, 06/01/22	155	165,118
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/22	115	120,081
		5,142,899
Mississippi — 0.2%
Mississippi Development Bank SO, 5.00%, 01/01/22	75	78,257
State of Mississippi GO
Series C, 5.00%, 10/01/22	120	129,753
Series F, 4.00%, 11/01/22	260	277,602
Series F, 5.25%, 10/01/22	100	108,542
Series H, 5.00%, 12/01/22	300	326,760
		920,914
Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 5.00%, 11/15/22	75	80,811
Metropolitan St. Louis Sewer District RB, Series B, 5.00%, 05/01/22	80	84,885
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22	330	350,193
Series B, 5.00%, 05/01/22	465	493,453
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/22	175	182,936
Series A, 5.00%, 10/01/22	375	405,476
Series B, 5.00%, 04/01/22	230	243,105
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	41,440
Series A, 5.00%, 07/01/22	420	449,257
University of Missouri RB, Series A, 5.00%, 11/01/22	405	439,559
		2,771,115
Montana — 0.0%
Montana Department of Transportation RB, 5.00%, 06/01/22	100	106,208

Nebraska — 0.9%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/22	365	393,178
City of Omaha NE GO, Series B, 5.00%, 11/15/22	495	538,085
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	125,010
Metropolitan Utilities District of Omaha Water System Revenue
RB, 5.00%, 12/01/22	360	391,766
Nebraska Public Power District RB
Series A, 5.00%, 01/01/22	525	548,393
Series B, 5.00%, 01/01/22	360	376,041
Series C, 5.00%, 01/01/22	160	167,130
Serise A, 5.00%, 01/01/22	210	219,358
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/22	135	141,438
Omaha Public Power District RB
Series A, 5.00%, 02/01/23 (PR 02/01/22)	255	267,452
Series AA, 5.00%, 02/01/22	125	131,104
		3,298,955
Security	Par (000)	Value

Nevada — 1.8%
City of Las Vegas NV GOL, Series C, 5.00%, 09/01/22	$200	$215,440
Clark County School District GOL
Series A, 5.00%, 06/15/22	165	175,567
Series B, 5.00%, 06/15/22	280	297,931
Series C, 5.00%, 06/15/22	125	133,005
Series D, 5.00%, 06/15/22	240	255,370
Clark County Water Reclamation District GOL, 5.00%, 07/01/22	390	416,938
County of Clark Department of Aviation RB
Series B, 5.00%, 07/01/22	145	154,629
Series C, 5.00%, 07/01/22	150	159,962
County of Clark NV GOL
5.00%, 06/01/22	150	159,729
5.00%, 11/01/22	395	428,559
Series A, 5.00%, 07/01/22	145	154,993
Series B, 5.00%, 11/01/22	220	238,691
County of Clark NV RB
5.00%, 07/01/22	555	592,923
Series A, 5.00%, 07/01/22	470	502,115
County of Washoe NV RB, 5.00%, 02/01/22	100	104,831
Nevada System of Higher Education RB
4.00%, 07/01/22	50	52,565
Series A, 4.00%, 07/01/22	25	26,282
Series B, 5.00%, 07/01/22	485	516,709
State of Nevada GOL
Series B, 4.00%, 08/01/22	260	275,127
Series B, 5.00%, 11/01/22	80	86,812
Series C, 5.00%, 08/01/22	130	139,507
Series D-1, 5.00%, 03/01/22	660	694,914
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	440	471,209
5.00%, 12/01/22	120	130,704
Washoe County School District/NV GOL
Series A, 3.00%, 06/01/22	105	108,976
Series A, 5.00%, 06/01/22 (PSF),	185	196,921
		6,690,409
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/22	150	161,230
Series B, 5.00%, 08/15/22	110	118,236
Series D, 4.00%, 08/15/22	100	105,953
State of New Hampshire GO, Series A, 5.00%, 03/01/22	85	89,497
		474,916
New Jersey — 2.6%
Monmouth County Improvement Authority (The) RB, 5.00%, 12/01/22 (GTD)	775	844,130
New Jersey Economic Development Authority RB 5.00%, 06/15/22	150	158,103
Series A, 4.00%, 07/01/22	150	157,584
Series B, 5.00%, 11/01/22	705	761,146
Series DDD, 5.00%, 06/15/22	100	106,261
Series II, 5.00%, 03/01/22	65	68,221
Series NN, 5.00%, 03/01/22	860	902,613
Series XX, 4.00%, 06/15/22	40	41,959
Series XX, 5.00%, 06/15/22 (SAP),	120	127,513
New Jersey Educational Facilities Authority RB
5.00%, 06/15/22	100	106,261
Series A, 5.00%, 07/01/22	700	748,244
Series I, 5.00%, 07/01/22	100	106,892

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority RB, Series A, 5.00%, 07/01/22	$180	$191,794
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22	375	396,990
Series AA, 5.00%, 06/15/22	335	355,975
Series AA, 5.00%, 06/15/22 (SAP),	130	138,139
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	2,750	2,939,942
Series B, 5.00%, 01/01/22	355	370,886
Series C, 5.00%, 01/01/22	505	527,599
State of New Jersey GO
5.25%, 08/01/22	175	187,794
Series T, 5.00%, 06/01/22	590	626,385
		9,864,431
New Mexico — 0.7%
Albuquerque Municipal School District No. 12 GO, Series B, 5.00%, 08/01/22 (SAW)	100	107,235
County of Santa Fe NM GO, 5.00%, 07/01/22	140	149,670
New Mexico Finance Authority RB
5.00%, 06/15/22	360	384,185
Series D, 5.00%, 06/15/22	100	106,718
Series E, 5.00%, 06/15/22	125	133,397
State of New Mexico GO
5.00%, 03/01/22 (ETM)	115	121,084
Series B, 5.00%, 03/01/22	400	421,160
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/22	510	545,226
Series B, 4.00%, 07/01/22	265	279,559
Series B, 5.00%, 07/01/22	225	240,140
University of New Mexico (The) RB
Series A, 5.00%, 06/01/22	200	212,444
Series C, 5.00%, 06/01/22	105	111,533
		2,812,351
New York — 8.7%
City of New York NY GO
Series 1, 5.00%, 08/01/22	295	315,880
Series 2015-A, 5.00%, 08/01/22	625	669,237
Series A, 5.00%, 08/01/22	495	530,036
Series B-1, 5.00%, 12/01/22	500	543,155
Series C, 5.00%, 08/01/22	1,260	1,349,184
Series D, 5.00%, 08/01/22	415	444,373
Series E, 5.00%, 08/01/22	240	256,987
Series E, 5.25%, 08/01/22	305	327,729
Series G, 5.00%, 08/01/22	100	107,078
Series H, 5.00%, 08/01/22	285	305,172
Series I, 5.00%, 03/01/22	150	157,734
Series I, 5.00%, 08/01/22	365	390,835
Series J, 5.00%, 08/01/22	580	621,052
County of Nassau NY GOL, Series B, 5.00%, 04/01/22	120	126,432
Long Island Power Authority RB
5.00%, 09/01/22	100	107,620
Series B, 5.00%, 09/01/22	220	236,764
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22	110	118,958
Series A-1, 5.00%, 11/15/22	230	245,183
Series A-2, 5.00%, 11/15/22	300	319,803
Series B, 5.00%, 11/15/22	700	746,207
Series B, 5.25%, 11/15/22 (AMBAC),	35	37,498
Series B-2, 5.00%, 11/15/22	595	634,276
Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 11/15/22	$230	$245,182
Series C, 5.00%, 11/15/22 (ETM)	20	21,752
Series D, 5.00%, 11/15/22	45	47,970
Series D-1, 5.00%, 11/01/22	680	723,921
Series E, 5.00%, 11/15/22	25	26,650
Series F, 5.00%, 11/15/22	300	319,803
Series H, 4.00%, 11/15/22	115	120,467
Series H, 4.00%, 11/15/22 (ETM)	40	42,753
Nassau County Interim Finance Authority RB, Series A, 4.00%, 11/15/22	125	133,558
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/22 (SAW),	115	121,337
Series S-1, 5.00%, 07/15/22 (ETM SAW),	115	123,196
Series S-2, 5.00%, 07/15/22 (ETM SAW),	25	26,744
New York City Transitional Finance Authority Future Tax Secured Revenue, 3.00%, 11/01/22	115	120,675
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/22	245	262,726
Series A-1, 5.00%, 11/01/22	440	477,061
Series B, 5.00%, 11/01/22	385	417,429
Series B-1, 4.00%, 08/01/22	70	74,018
Series B-1, 5.00%, 08/01/22	310	332,429
Series B-1, 5.00%, 11/01/22	110	119,265
Series C, 5.00%, 11/01/22	685	742,698
Series C1, 5.00%, 05/01/22	95	100,727
Series D, 5.00%, 11/01/22	205	222,267
Series E-1, 5.00%, 02/01/22	185	193,937
Series F-1, 5.00%, 02/01/22	200	209,662
Serise C-1, 4.00%, 11/01/22	100	106,679
Serise E-1, 5.00%, 02/01/22	295	309,251
New York City Water & Sewer System RB
5.00%, 06/15/22	260	277,162
Series CC, 5.00%, 06/15/22	325	346,508
Series DD, 4.00%, 06/15/22	60	63,151
Series EE, 4.00%, 06/15/22	205	215,765
Series FF, 5.00%, 06/15/23 (PR 06/15/22)	50	53,288
New York Convention Center Development Corp. RB, 5.00%, 11/15/22	205	217,894
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	65	70,811
New York Power Authority (The) RB, Series A, 5.00%, 11/15/22	25	27,190
New York State Dormitory Authority RB
Series A, 0.00%, 05/15/22 (NPFGC)(a),	45	44,772
Series A, 5.00%, 02/15/22	775	814,316
Series A, 5.00%, 03/15/22	1,320	1,392,349
Series A, 5.00%, 04/01/22 (SAW),	130	137,329
Series A, 5.00%, 07/01/22	1,110	1,186,243
Series A, 5.00%, 10/01/22	315	340,600
Series A, 5.00%, 10/01/22 (SAW)	240	257,205
Series A, 5.50%, 05/15/22 (AMBAC),	125	133,488
Series B, 4.00%, 10/01/22	75	79,849
Series B, 4.00%, 10/01/22 (SAW),	125	132,154
Series B, 5.00%, 03/15/22	250	263,702
Series C, 5.00%, 03/15/22	210	221,510
Series D, 5.00%, 02/15/22	1,310	1,376,456
Series E, 5.00%, 03/15/22	345	363,909
Series F, 5.00%, 10/01/22 (AGM),	240	258,958

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series H, 5.00%, 10/01/22 (SAW),	$100	$107,499
New York State Environmental Facilities Corp. RB
5.00%, 05/15/22	100	106,283
5.00%, 06/15/22	610	650,810
Series A, 5.00%, 06/15/22	1,140	1,216,266
Series B, 4.00%, 11/15/22	80	85,536
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	480	507,235
New York State Thruway Authority RB
Series A, 5.00%, 03/15/22	190	200,414
Series I, 5.00%, 01/01/22	130	135,707
Series I, 5.00%, 01/01/28 (PR 01/01/22)	140	146,292
Series J, 5.00%, 01/01/22	255	266,194
Series K, 4.00%, 01/01/22	180	186,259
New York State Urban Development Corp. RB
5.00%, 03/15/22	150	158,222
Series A, 5.00%, 03/15/22	1,880	1,983,042
Series A-2, 5.50%, 03/15/22 (NPFGC),	65	68,926
Series C, 5.00%, 03/15/22	200	210,962
Serise A-1, 4.00%, 03/15/22	200	208,724
Port Authority of New York & New Jersey, 5.00%, 07/15/22	230	246,286
Port Authority of New York & New Jersey RB
5.00%, 11/15/22	100	108,685
Series 179, 5.00%, 12/01/22	275	299,478
Series 189, 5.00%, 05/01/22	60	63,648
Series 194, 5.00%, 10/15/22	185	200,351
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/22	550	596,035
State of New York GO
Series A, 5.00%, 03/01/22	100	105,290
Series C, 5.00%, 04/15/22	140	148,243
Serise A, 5.00%, 03/15/22	180	189,866
Serise C, 5.00%, 04/15/22	490	518,851
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22	200	213,692
Series A, 5.00%, 11/15/22	460	496,588
Series B, 5.00%, 11/15/22	345	374,770
Series B-1, 5.00%, 11/15/22	235	255,278
		32,563,391
North Carolina — 3.6%
City of Charlotte NC COP, Series C, 4.00%, 06/01/22	30	31,531
City of Charlotte NC GO
5.00%, 12/01/22	270	294,084
Series A, 5.00%, 07/01/22	355	379,520
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/22	125	133,634
City of Durham NC GO, 5.00%, 09/01/22	125	134,650
City of Fayetteville NC Public Works Commission Revenue RB, 5.00%, 03/01/22	50	52,645
City of Greensboro NC GO, Series B, 5.00%, 10/01/22	100	108,127
City of Raleigh NC GO
Series A, 5.00%, 09/01/22	250	269,300
Series B, 4.00%, 04/01/27 (PR 04/01/22)	1,000	1,045,230
City of Raleigh NC GOL, Series A, 4.00%, 10/01/22	145	154,374
County of Buncombe NC GO, 5.00%, 06/01/22	100	106,500
County of Buncombe NC RB, 5.00%, 06/01/22	45	47,925
County of Durham NC GO, 5.00%, 10/01/22	385	416,289
County of Forsyth NC GO, 5.00%, 12/01/22	275	299,530
County of Guilford NC GO
5.00%, 05/01/22	260	275,842
Security	Par (000)	Value

North Carolina (continued)
Series A, 5.00%, 02/01/22	$225	$235,987
Series A, 5.00%, 03/01/28 (PR 03/01/22)	3,460	3,642,653
Series D, 5.00%, 08/01/22	115	123,410
County of Mecklenburg NC GO
5.00%, 03/01/22	1,245	1,310,860
Series A, 5.00%, 09/01/22	135	145,422
Series B, 5.00%, 12/01/22	120	130,704
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/22	170	183,816
County of New Hanover NC GO, 5.00%, 08/01/22	400	429,252
County of Wake NC GO
Series A, 5.00%, 03/01/22	120	126,389
Series C, 5.00%, 03/01/22	120	126,389
County of Wake NC RB, Series A, 5.00%, 12/01/22	330	359,627
North Carolina Medical Care Commission RB, Series A, 5.00%, 10/01/22	215	230,600
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/22	75	78,264
Series E, 5.00%, 01/01/22	120	125,222
State of North Carolina GO
Series A, 5.00%, 06/01/22	605	644,325
Series B, 5.00%, 06/01/22	200	213,000
Series C, 5.00%, 05/01/22	500	530,465
Series D, 4.00%, 06/01/22	605	636,285
State of North Carolina RB
5.00%, 03/01/22	285	299,951
Series C, 5.00%, 05/01/22	345	366,021
		13,687,823
Ohio — 4.0%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	50	53,479
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/22	90	97,994
City of Columbus OH GO
Series 1, 5.00%, 07/01/22	205	219,188
Series A, 5.00%, 08/15/22	520	559,099
Series A, 5.00%, 02/15/23 (PR 08/15/22)	770	827,773
Series A, 5.00%, 02/15/26 (PR 08/15/22)	1,000	1,075,030
City of Columbus OH GOL
4.00%, 07/01/22	65	68,581
Series 6, 5.00%, 08/15/22	180	193,534
Serise B, 3.00%, 07/01/22	330	343,517
County of Franklin OH GOL, 5.00%, 06/01/22	210	223,650
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/22	200	213,000
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/22	195	212,018
Kent State University RB, Series A, 4.00%, 05/01/22	50	52,295
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	120,092
5.00%, 12/01/22	115	124,153
Series A, 5.00%, 12/01/22	60	64,707
Ohio State University (The) RB
Series D, 5.00%, 12/01/22	635	691,032
Serise A, 5.00%, 12/01/22	350	380,884
Ohio Water Development Authority RB
5.00%, 06/01/22	135	143,813
5.00%, 12/01/22	125	136,199
5.50%, 12/01/22	175	192,278
Series A, 5.00%, 06/01/22	215	229,035
Series A, 5.00%, 12/01/22	120	130,751

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	$720	$784,505
Series 2015-A, 5.00%, 06/01/22	160	170,445
Series 2015-A, 5.00%, 12/01/22	230	250,606
Series B, 5.00%, 12/01/22	50	54,479
South-Western City School District GO, 5.00%, 12/01/36 (PR 06/01/22)	1,800	1,917,000
State of Ohio GO
Series A, 5.00%, 08/01/22	160	171,802
Series A, 5.00%, 09/01/22	225	242,519
Series A, 5.00%, 09/15/22	485	523,693
Series B, 4.00%, 11/01/22	100	106,843
Series B, 5.00%, 08/01/22	635	681,837
Series B, 5.00%, 09/01/22	270	291,022
Series C, 4.25%, 09/15/22	220	234,881
Series C, 5.00%, 08/01/22	290	311,390
Series C, 5.00%, 09/15/22	100	107,978
Series Q, 5.00%, 05/01/22	85	90,223
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	1,225	1,299,639
Series S, 5.00%, 04/01/22	50	52,874
Series T, 5.00%, 11/01/22	160	173,741
Series U, 5.00%, 10/01/22	200	216,394
State of Ohio RB
Series A, 5.00%, 04/01/22	355	375,227
Series A, 5.00%, 12/01/22	500	544,600
Series B, 5.00%, 10/01/22	250	270,317
		15,224,117
Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/22	75	78,968
Grand River Dam Authority RB
Series A, 4.00%, 06/01/22	125	131,343
Series A, 5.00%, 06/01/22	415	441,568
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/22	245	261,415
Series A, 5.00%, 07/01/22	395	421,465
Series C, 4.00%, 07/01/22	115	121,082
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/22	120	128,288
Oklahoma Municipal Power Authority RB
Series A, 5.00%, 01/01/22	410	427,765
Series B, 5.00%, 01/01/22	205	213,883
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/22	340	355,086
Oklahoma Water Resources Board RB, 5.00%, 04/01/22	285	301,239
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/22	110	117,272
		2,999,374
Oregon — 1.6%
City of Eugene OR Water Utility System Revenue RB, 5.00%, 08/01/22	65	69,753
City of Portland OR Sewer System Revenue RB
Series B, 5.00%, 06/15/22	300	320,070
Series B, 5.00%, 10/01/22	175	189,222
City of Portland OR Water System Revenue RB, 5.00%, 10/01/22	50	54,064
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/22 (NPFGC GTD)(a)	110	109,480
Clackamas Community College District GO, Series B, 0.00%, 06/15/22 (GTD)(a)	50	49,852
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/22 (GTD)	100	106,661
Security	Par (000)	Value

Oregon (continued)
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22	$75	$81,690
County of Clackamas OR GO, Series B, 5.00%, 06/01/22	125	133,125
County of Washington OR GOL, 5.00%, 06/01/22	50	53,250
Lane County School District No. 4J Eugene GO, 5.00%, 06/15/22 (GTD)	450	479,975
Oregon State Lottery RB
Series B, 5.00%, 04/01/22	155	163,832
Series C, 5.00%, 04/01/22	530	560,199
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/22	300	318,864
Portland Community College District GO, 5.00%, 06/15/22	465	496,108
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/22 (GTD)(a)	330	328,799
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/22	635	690,270
State of Oregon GO
Series A, 5.00%, 05/01/22	145	153,854
Series A, 5.00%, 08/01/22	50	53,665
Series D, 5.00%, 05/01/22	225	238,738
Series F, 5.00%, 05/01/22	25	26,527
Series I, 5.00%, 08/01/22	360	386,384
Series L, 5.00%, 08/01/22	100	107,329
Series N, 5.00%, 08/01/22	400	429,252
Serise A, 5.00%, 05/01/22	100	106,106
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/22	300	323,160
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/22 (GTD)	50	53,331
		6,083,560
Pennsylvania — 1.8%
Bucks County Water & Sewer Authority RB, 4.00%, 06/01/22 (BAM)	100	104,937
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/22	200	213,016
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/22	440	469,739
Commonwealth of Pennsylvania GO
5.00%, 07/15/22	200	214,162
First Series, 5.00%, 03/15/22	540	569,532
First Series, 5.00%, 04/01/22	295	311,774
First Series, 5.00%, 06/01/22	360	383,350
First Series, 5.00%, 06/15/22	125	133,344
First Series, 5.00%, 07/01/22	875	935,305
First Series, 5.00%, 09/15/22	320	345,258
Second Series, 5.00%, 01/15/22	380	397,689
Second Series, 5.00%, 08/15/22	130	139,733
Second Series, 5.00%, 09/15/22	100	107,893
Second Series, 5.00%, 10/15/22	100	108,298
County of Montgomery GO, 5.00%, 05/01/22	200	212,212
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/22	95	101,562
Lower Merion School District GOL, 5.00%, 09/15/22 (SAW)	290	313,038
Pennsylvania Higher Educational Facilities Authority RB, Series A, 4.00%, 12/01/22	110	117,759
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	200	216,494
Series A-1, 5.00%, 12/01/22	415	451,379
Series B, 5.00%, 06/01/22	150	158,919
Series B, 5.00%, 12/01/22	120	130,519
Philadelphia Gas Works Co. RB, 5.00%, 08/01/22	100	106,782

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/22	$300	$322,116
West Chester Area School District/PA GO, Series AA, 4.00%, 05/15/22 (SAW)	185	194,122
		6,758,932
Rhode Island — 0.9%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/22	665	708,438
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/22	1,055	1,136,267
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB
Series B, 5.00%, 10/01/22	675	729,692
Series C, 5.00%, 10/01/22	205	221,552
Serise A, 5.00%, 10/01/22	160	172,918
State of Rhode Island COP, Series A, 5.00%, 10/01/22	50	53,863
State of Rhode Island GO
Series A, 5.00%, 05/01/22	195	206,881
Series A, 5.00%, 08/01/22	325	348,767
		3,578,378
South Carolina — 0.7%
Beaufort County School District/SC GO, Series A, 5.00%, 03/01/22	55	57,910
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/22	300	326,703
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/22	50	52,238
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.00%, 02/01/22	135	140,246
Greenville County School District RB, 5.00%, 12/01/22	180	196,126
Piedmont Municipal Power Agency RB, Series A-2, 0.00%, 01/01/22 (NPFGC)(a)	25	24,877
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/22	70	75,839
South Carolina Public Service Authority RB, Series A, 5.00%, 12/01/22	195	211,830
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/22	625	673,062
State of South Carolina GO
Series A, 4.00%, 04/01/22 (SAW),	20	20,914
Series A, 5.00%, 10/01/22	245	265,039
Series B, 5.00%, 04/01/22 (SAW),	400	422,940
University of South Carolina RB, 5.00%, 05/01/22	70	73,993
		2,541,717
Tennessee — 1.4%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/22	195	204,522
City of Memphis TN Electric System Revenue, 5.00%, 12/01/22	100	108,920
City of Memphis TN Electric System Revenue RB, 4.00%, 12/01/22	135	144,576
County of Hamilton TN GO
Series A, 5.00%, 05/01/22	195	206,881
Series B, 5.00%, 03/01/22	150	157,935
County of Knox TN GO, Series B, 5.00%, 06/01/22	210	223,650
County of Rutherford TN GO, 5.00%, 04/01/22	265	280,100
County of Shelby TN GO, Series A, 5.00%, 04/01/22	130	137,407
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series D, 5.00%, 10/01/22	105	113,441
Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	$645	$689,737
Series A, 5.00%, 01/01/22	240	250,786
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/22	565	604,101
State of Tennessee GO
Series A, 5.00%, 08/01/22	880	944,355
Series A, 5.00%, 09/01/22	340	366,248
Tennessee Energy Acquisition Corp. RB, Series C, 5.00%, 02/01/22	30	31,378
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	189,805
Series A, 5.00%, 11/01/22	175	189,805
Series B, 5.00%, 11/01/22	165	179,050
Town of Collierville TN GO, Series A, 5.00%, 01/01/22	135	141,041
		5,163,738
Texas — 10.8%
Aldine Independent School District GO, 5.00%, 02/15/22 (PSF)	25	26,271
Allen Independent School District GO, 5.00%, 02/15/22 (PSF)	200	210,232
Austin Community College District GOL, 5.00%, 08/01/22	90	96,469
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/22	115	123,158
Austin Independent School District GO
5.00%, 08/01/22 (PSF),	120	128,795
Series A, 5.00%, 08/01/22	260	279,055
Series B, 5.00%, 08/01/22	75	80,485
Series B, 5.00%, 08/01/22 (PSF),	90	96,596
Birdville Independent School District GO
Series A, 5.00%, 02/15/22 (PSF),	180	189,151
Series B, 5.00%, 02/15/22 (PSF),	35	36,779
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/22	125	131,166
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	52,068
Series A, 5.00%, 01/01/22	10	10,414
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/22 (AMBAC)(a),	180	178,488
Series A, 5.00%, 08/15/41 (PR 08/15/22)	185	198,881
City of Arlington TX GOL, 5.00%, 08/15/22	105	112,878
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/22	580	630,593
City of Austin TX GOL
4.50%, 09/01/22	175	187,157
5.00%, 09/01/22	290	312,438
Series A, 5.00%, 09/01/22	180	193,927
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	230	249,978
Series A, 5.00%, 05/15/22	135	143,500
Series A, 5.00%, 05/15/22 (ETM)	25	26,537
Series A, 5.00%, 11/15/22	605	657,774
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/22	40	42,922
City of Carrollton TX GOL, 5.00%, 08/15/22	175	187,990
City of Corpus Christi TX Utility System Revenue RB, Series C, 5.00%, 07/15/22	45	48,159
City of Dallas TX GOL, 5.00%, 02/15/22	190	199,578
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/22	445	480,774

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Serise C, 5.00%, 10/01/22	$200	$216,078
City of El Paso TX GOL, 5.00%, 08/15/22	130	139,754
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/22	30	31,587
Serise A, 5.00%, 03/01/22	500	526,450
City of Fort Worth TX GOL, 5.00%, 03/01/22	85	89,449
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/22	415	436,053
City of Garland TX Water & Sewer System Revenue RB, Series A, 5.00%, 03/01/22	115	120,775
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/22	125	133,264
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/22	370	402,275
Series C, 5.00%, 05/15/22	505	536,795
Series D, 5.00%, 11/15/22	125	135,904
City of Houston TX GOL, Series A, 5.00%, 03/01/22	310	326,436
City of Houston TX Hotel Occupancy Tax RB, 5.00%, 09/01/22	80	84,835
City of Lubbock TX GOL
5.00%, 02/15/22	55	57,773
Series A, 4.00%, 02/15/22	225	234,013
City of McKinney TX GOL, 5.00%, 08/15/22	250	268,757
City of Plano TX GOL
5.00%, 09/01/22	485	522,442
Series A, 5.00%, 09/01/22	125	134,650
City of San Antonio Texas Electric & Gas Systems Revenue
RB, 5.00%, 02/01/22	1,345	1,410,676
City of San Antonio Texas GOL, 5.00%, 02/01/22	40	41,953
City of San Antonio Texas RB, 5.00%, 02/01/22	125	131,104
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22	260	272,696
5.00%, 02/01/22 (ETM)	130	136,280
Clear Creek Independent School District GO
5.00%, 02/15/22 (PSF),	140	147,118
Series D, 5.00%, 02/15/22 (PSF),	190	199,660
College Station Independent School District GO, 5.00%, 08/15/22 (PSF)	100	107,519
Comal Independent School District GO, Series A, 5.00%, 02/01/22 (PSF)	100	104,893
Conroe Independent School District GO, 5.00%, 02/15/22 (PSF)	100	105,084
County of Fort Bend TX GO, 5.00%, 03/01/22	175	184,238
County of Harris TX GOL
Series A, 5.00%, 10/01/22	450	486,571
Series B, 5.00%, 10/01/22	85	91,908
County of Harris TX RB
Series A, 5.00%, 08/15/22	195	209,631
Series B, 5.00%, 08/15/22	185	198,881
County of Tarrant TX GOL, 5.00%, 07/15/22	405	433,739
Cypress-Fairbanks Independent School District GO, Series C, 5.00%, 02/15/22 (PSF)	200	210,168
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22	410	446,178
Series B, 4.00%, 12/01/22	150	160,495
Series B, 5.00%, 12/01/22	740	805,298
Dallas Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	125	134,379
Dallas/Fort Worth International Airport RB
Series C, 5.00%, 11/01/22	360	389,131
Series E, 5.00%, 11/01/22	155	167,543

Security	Par (000)	Value

Texas (continued)
Series F, 5.00%, 11/01/22	$295	$318,871
Series G, 5.00%, 11/01/22	25	27,023
Deer Park Independent School District GOL, 5.00%, 02/15/22 (PSF)	80	84,067
Eagle Mountain & Saginaw Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	95	102,143
Fort Bend Independent School District GO
5.00%, 08/15/22 (PSF),	200	215,038
Series A, 5.00%, 08/15/22 (PSF),	80	86,015
Fort Worth Independent School District GO, 5.00%, 02/15/22 (PSF)	385	404,573
Frisco Independent School District GO
4.00%, 08/15/22 (PSF),	40	42,394
5.00%, 08/15/22 (PSF),	165	177,406
Grand Prairie Independent School District GO, 5.00%, 02/15/22 (PSF)	225	236,439
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	113,185
5.00%, 11/15/22	25	26,891
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/22	340	365,510
Houston Community College System GOL, 5.00%, 02/15/22	155	162,814
Houston Independent School District GOL
5.00%, 02/15/22 (PSF),	275	288,981
Series A, 5.00%, 02/15/22 (PSF),	110	115,592
Katy Independent School District GO, Series A, 4.00%, 02/15/22 (PSF)	20	20,810
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF),	30	32,256
Series A, 5.00%, 08/15/22 (PSF),	45	48,384
Klein Independent School District GO
5.00%, 08/01/22 (PSF),	125	134,161
Series A, 5.00%, 02/01/22 (PSF),	190	199,297
Lamar Consolidated Independent School District GO, 5.00%, 02/15/22 (PSF)	315	331,015
Leander Independent School District GO
Series A, 0.00%, 08/15/22 (PSF)(a),	135	134,669
Series B, 0.00%, 08/15/22(a)	50	49,801
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a),	500	497,860
5.00%, 08/15/22 (PSF),	105	112,895
Series A, 4.00%, 08/15/22 (PSF),	140	148,379
Series A, 5.00%, 08/15/22 (PSF),	45	48,384
Lone Star College System GOL
5.00%, 09/15/22	215	231,897
Series B, 5.00%, 02/15/22	135	141,849
Lower Colorado River Authority RB
5.00%, 05/15/22	500	531,080
Series B, 5.00%, 05/15/22	130	138,081
Series D, 5.00%, 05/15/22	125	132,770
Mesquite Independent School District GO, Series C, 5.00%, 08/15/22 (PSF)	115	123,647
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/22	120	129,997
Series B, 5.00%, 11/01/22	120	129,997
Midway Independent School District/McLennan County GO, 5.00%, 08/01/22 (PSF)	145	155,627
North Central Texas Health Facility Development Corp. RB, 5.00%, 08/15/22	20	21,468

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF),	$55	$59,031
5.25%, 02/01/22 (PSF),	165	173,484
North Texas Municipal Water District RB
5.00%, 06/01/22	355	378,025
6.25%, 06/01/22	85	91,925
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/22	280	301,568
North Texas Tollway Authority, Series B, 5.00%, 01/01/22	100	104,371
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/22	940	981,181
Series B, 5.00%, 01/01/22	180	187,933
Northside Independent School District GO
5.00%, 06/15/22 (PSF)	390	416,146
5.00%, 08/15/22 (PSF),	345	370,941
Series A, 5.00%, 06/01/22 (PSF),	75	79,886
Northwest Independent School District GO
5.00%, 02/15/22 (PSF),	120	126,101
Series A, 5.00%, 02/15/22 (PSF),	250	262,710
Permanent University Fund - Texas A&M University System RB, Series A, 5.00%, 07/01/22	100	106,951
Permanent University Fund - University of Texas System RB, Series A, 5.00%, 07/01/22	100	106,877
Permanent University Fund RB - Texas A&M University System, 5.00%, 07/01/22	330	352,938
Pflugerville Independent School District GO
5.00%, 02/15/22 (PSF),	150	157,626
Series A, 5.00%, 02/15/22	300	315,252
Plano Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	60	63,050
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/22	140	151,206
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF),	630	661,891
5.00%, 08/15/22 (PSF),	100	107,487
San Antonio Water System RB
5.00%, 05/15/22	65	69,084
5.00%, 05/15/22 (ETM)	105	111,527
Series A, 5.00%, 05/15/22	435	462,330
Series A, 5.00%, 05/15/22 (ETM)	185	196,500
Series B, 5.00%, 05/15/22	200	212,566
San Jacinto College District GOL, 5.00%, 02/15/22	100	105,073
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/22	55	59,182
Spring Branch Independent School District GOL, Series B, 5.00%, 02/01/22 (PSF)	240	251,743
Spring Independent School District GO
5.00%, 08/15/22 (BAM),	100	107,503
5.00%, 08/15/22 (PSF),	250	268,797
State of Texas GO
5.00%, 04/01/22	115	121,566
5.00%, 10/01/22	890	962,482
Series A, 5.00%, 10/01/22	1,095	1,184,177
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	113,111
5.00%, 12/01/22	45	48,927
Tarrant Regional Water District RB
5.00%, 03/01/22	265	278,931
5.00%, 09/01/22	145	156,146
Security	Par (000)	Value

Texas (continued)
Texas A&M University RB
Series A, 5.00%, 05/15/22	$75	$79,742
Series B, 5.00%, 05/15/22	20	21,265
Series D, 5.00%, 05/15/22	265	281,756
Series E, 5.00%, 05/15/22	400	425,292
Serise C, 5.00%, 05/15/22	100	106,323
Texas State University System RB
5.00%, 03/15/22	325	342,699
Series A, 5.00%, 03/15/22	455	479,780
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/22	990	1,071,319
Series A, 5.00%, 04/01/22	300	317,277
Series A, 5.00%, 10/01/22	240	259,714
Texas Water Development Board RB
3.00%, 10/15/22	1,000	1,049,150
5.00%, 04/15/22	80	84,710
5.00%, 08/01/22	230	246,820
Series A, 5.00%, 04/15/22	250	264,720
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/22	210	225,357
Trinity River Authority RB, 5.00%, 02/01/22	135	141,425
University of Houston RB, Series A, 5.00%, 02/15/22	105	110,327
University of North Texas System RB
5.00%, 04/15/22	155	163,894
5.00%, 04/15/22 (ETM)	60	63,451
Series A, 5.00%, 04/15/22	150	158,607
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	640	688,224
Series B, 5.00%, 08/15/22	150	161,302
Series C, 5.00%, 08/15/22	415	446,270
Series E, 5.00%, 08/15/22	130	139,795
Weatherford Independent School District GO, 0.00%, 02/15/22 (PSF)(a)	115	114,666
Wylie Independent School District/TX GO, Series B, 4.00%, 08/15/22 (PSF)	165	174,875
		40,430,897
Utah — 1.1%
Alpine School District/UT GO, Series B, 5.00%, 03/15/22 (GTD)	300	316,443
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/22	140	151,353
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	170	181,591
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/22	350	369,229
Provo School District GO, 5.00%, 06/15/22 (GTD)	20	21,338
Salt Lake City Corp. RB, Series A, 4.00%, 10/01/22	70	74,525
State of Utah GO, 5.00%, 07/01/22	400	427,628
University of Utah (The) RB
Series A, 5.00%, 08/01/22	350	375,543
Series B, 5.00%, 08/01/22	325	348,767
Utah State Building Ownership Authority RB, 5.00%, 05/15/22	835	887,012
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	735	784,171
Series A, 5.00%, 06/15/22	155	165,148
Series A, 5.25%, 06/15/22	180	192,658
		4,295,406

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont — 0.1%
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22	$325	$353,990
Series 5, 5.00%, 12/01/22	60	65,352
		419,342
Virginia — 4.5%
City of Alexandria VA GO
Series A, 5.00%, 07/15/22 (SAW),	125	133,870
Series B, 4.00%, 06/15/25 (PR 06/15/22) (SAW),	1,245	1,311,259
Series B, 5.00%, 06/15/22 (SAW),	270	288,063
City of Hampton VA GO, Series B, 5.00%, 09/01/22 (SAW)	45	48,474
City of Norfolk VA GO
5.00%, 08/01/22 (SAW),	310	332,670
Series A, 5.00%, 09/01/22 (SAW),	205	220,826
City of Richmond VA GO
Series A, 5.00%, 03/01/22 (SAW)	340	357,986
Series B, 5.00%, 07/15/22	100	107,096
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/22 (SAW)	100	107,842
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/22	725	772,328
County of Fairfax VA GO
Series A, 4.00%, 10/01/22 (SAW),	275	292,825
Series A, 5.00%, 10/01/22 (SAW)	915	989,517
Series B, 4.00%, 10/01/22 (SAW),	105	111,806
Series B, 5.00%, 10/01/22 (SAW),	325	351,468
County of Henrico VA Water & Sewer Revenue RB, 5.00%, 05/01/22	30	31,828
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	81,734
Hampton Roads Sanitation District RB, Serise A, 5.00%, 08/01/22	250	268,322
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	785	837,823
University of Virginia RB, Series A, 5.00%, 06/01/22	125	133,160
Virginia Beach Development Authority RB, Series B, 5.00%, 12/01/22	45	49,014
Virginia College Building Authority, Series A, 5.00%, 09/01/22	150	161,629
Virginia College Building Authority RB
5.00%, 02/01/22	75	78,677
5.00%, 09/01/22 (ST INTERCEPT)	655	705,782
5.00%, 09/01/22 (ETM) (ST INTERCEPT)	120	129,065
5.00%, 02/01/25 (PR 02/01/22)	110	115,371
Series A, 5.00%, 02/01/22	450	472,064
Series B, 5.00%, 09/01/22	100	107,753
Series B, 5.00%, 02/01/23 (PR 02/01/22)	1,000	1,048,830
Series D, 5.00%, 02/01/22	90	94,413
Series E-2, 5.00%, 02/01/22	50	52,452
Virginia Commonwealth Transportation Board, 5.00%, 09/15/22	120	129,533
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	405	430,555
5.00%, 05/15/25 (PR 05/15/22)	1,020	1,084,087
Series A, 4.50%, 03/15/22	615	645,412
Series A, 5.00%, 09/15/25 (PR 03/15/22)	510	537,892
Series B, 5.00%, 05/15/22	175	186,042
Virginia Commonwealth Transportation Board RB , 5.00%, 05/15/22	95	100,994
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/22	825	885,077
Series B, 5.00%, 08/01/22	100	107,282
Series C, 5.00%, 08/01/22	310	332,574
Security	Par (000)	Value

Virginia (continued)
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW),	$275	$295,199
Series A, 5.00%, 08/01/22	50	53,673
Series A, 5.00%, 08/01/22 (SAW),	75	80,509
Series B, 5.00%, 08/01/22	360	386,442
Series B, 5.00%, 08/01/22 (SAW)	460	493,786
Series B, 5.00%, 08/01/22 (ETM)	5	5,362
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/22	40	43,265
Virginia Resources Authority RB
5.00%, 11/01/22	325	352,794
5.00%, 11/01/22 (ETM)	50	54,221
Series A, 5.00%, 11/01/22	580	629,601
Serise S, 5.00%, 11/01/22	165	179,111
		16,807,358
Washington — 5.1%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/22	170	184,476
Central Washington University RB, 5.00%, 05/01/22	50	52,723
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	200	211,396
5.00%, 05/01/22	395	419,067
City of Seattle WA GOL
Series A, 5.00%, 04/01/22	750	792,645
Series A, 5.00%, 06/01/22	65	69,216
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	535	576,302
Series A, 5.00%, 01/01/22	115	120,135
Series A, 5.00%, 05/01/22	75	79,560
Series C, 5.00%, 10/01/22	160	172,974
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/22	330	355,476
City of Tacoma WA Electric System Revenue, Series B, 5.00%, 01/01/22	135	140,978
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/22	100	104,475
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	330	359,436
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/22	135	140,978
Clark County School District No. 119 Battleground GO, 4.00%, 12/01/22 (GTD)	155	165,875
County of King WA GO, 5.00%, 12/01/22	600	653,520
County of King WA GOL
4.00%, 12/01/22	20	21,419
5.00%, 01/01/22	100	104,475
5.25%, 01/01/22	80	83,762
Series C, 5.00%, 12/01/22	105	114,366
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/22	25	26,119
Series B, 5.00%, 07/01/22	710	759,040
Series C, 4.00%, 01/01/22	100	103,562
County of Snohomish WA GOL, 5.00%, 12/01/22	140	152,488
Energy Northwest RB, Series A, 5.00%, 07/01/22	925	988,205
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/22	125	130,594
King & Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/01/22 (GTD)	100	108,901
King County Rural Library District GO, 4.00%, 12/01/22	355	380,180
King County School District No. 405 Bellevue GO, 5.00%, 12/01/22 (GTD)	455	495,500

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
King County School District No. 409 Tahoma GO, 5.00%, 12/01/22 (GTD)	$220	$239,540
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/22 (GTD)	345	375,774
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/22 (GTD)	370	402,863
Port of Seattle WA RB
Series A, 5.00%, 08/01/22	335	357,927
Series B, 5.00%, 03/01/22	110	115,672
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	135	146,912
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/22	190	206,948
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/22 (GTD)	230	250,339
State of Washington COP
Series A, 5.00%, 07/01/22	150	160,427
Series B, 4.00%, 07/01/22	295	311,337
State of Washington GO
5.00%, 07/01/22	260	278,112
Series A, 5.00%, 08/01/22	100	107,376
Series A, 5.00%, 08/01/26 (PR 08/01/22)	1,750	1,877,977
Series B, 5.00%, 02/01/22	250	262,310
Series B, 5.00%, 07/01/22	495	529,482
Series B, 5.00%, 08/01/22	160	171,802
Series C, 0.00%, 06/01/22 (AMBAC)(a),	135	134,577
Series C, 5.00%, 06/01/22	40	42,622
Series C, 5.00%, 07/01/22	105	112,314
Series D, 5.00%, 02/01/22	120	125,909
Series D, 5.00%, 07/01/22	25	26,742
Series D, 5.25%, 02/01/22	100	105,173
Series F, 0.00%, 12/01/22 (NPFGC)(a),	65	64,650
Series F, 5.00%, 07/01/22	190	203,235
Series R-2012C, 4.00%, 07/01/22	480	506,654
Series R-2012D, 5.00%, 07/01/22	115	123,011
Series R-2015E, 5.00%, 07/01/22	330	352,988
Series R-2017A, 5.00%, 08/01/22	200	214,752
Series R-D, 5.00%, 08/01/22	250	268,440
Serise R-2020C, 5.00%, 07/01/22	320	342,291
State of Washington RB
Series C, 5.00%, 09/01/22	260	279,640
Series F, 5.00%, 09/01/22	495	532,392
University of Washington RB
5.00%, 04/01/22	165	174,402
Series A, 5.00%, 12/01/22	75	81,632
Series B, 5.00%, 06/01/22	100	106,500
Series C, 5.00%, 12/01/22	595	647,616
Washington Health Care Facilities Authority RB, Series A, 5.00%, 11/15/22	125	135,551
Washington State University RB
5.00%, 04/01/22	215	226,991
5.00%, 10/01/22	200	215,554
Yakima County School District No. 7 Yakima GO, 5.00%, 12/01/22 (GTD)	175	190,475
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/22 (GTD)	130	141,220
		19,217,972
West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 11/01/22	575	623,961
Serise A, 5.00%, 06/01/22	150	159,750
Security	Par (000)	Value

West Virginia (continued)
West Virginia Commissioner of Highways, Series A, 5.00%, 09/01/22	$150	$161,380
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/22	440	473,383
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/22	250	267,083
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/22	200	213,666
		1,899,223
Wisconsin — 3.3%
City of Madison WI GO, Series A, 4.00%, 10/01/22	100	106,465
City of Milwaukee WI GO
Series N2, 5.00%, 05/01/22	30	31,746
Series N2, 5.00%, 05/15/22	125	132,501
City of Milwaukee WI Sewerage System Revenue RB, Series S5, 5.00%, 06/01/22	260	276,575
Madison Metropolitan School District/WI GO, 4.00%, 03/01/22	95	98,990
Milwaukee County Metropolitan Sewer District GO
Series A, 4.00%, 10/01/22	110	117,112
Series A, 5.00%, 10/01/22	105	113,533
Series A, 5.25%, 10/01/22	105	113,969
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/22 (ETM)	75	78,827
Series 1, 5.00%, 06/01/22 (ETM)	125	133,037
State of Wisconsin Environmental Improvement Fund Revenue RB, Serise A, 5.00%, 06/01/22	250	266,320
State of Wisconsin GO
5.00%, 11/01/22	205	222,493
Series 1, 5.00%, 05/01/22	150	159,159
Series 1, 5.00%, 05/01/22 (ETM)	100	106,093
Series 2, 4.00%, 11/01/22	140	149,503
Series 2, 5.00%, 05/01/22	155	164,464
Series 2, 5.00%, 05/01/22 (ETM)	20	21,219
Series 2, 5.00%, 11/01/22	955	1,036,491
Series 3, 4.00%, 11/01/22	125	133,485
Series 3, 5.00%, 11/01/22	615	667,478
Series B, 5.00%, 05/01/22	75	79,580
Series D, 5.00%, 05/01/22	130	137,938
State of Wisconsin RB, Series A, 5.00%, 05/01/22	600	636,558
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	315	336,757
Series 1, 5.00%, 07/01/27 (PR 07/01/22)	2,790	2,982,705
Series 1, 5.00%, 07/01/28 (PR 07/01/22)	2,000	2,138,140
Series 2, 5.00%, 07/01/22	805	860,601
Serise 2, 5.00%, 07/01/23 (PR 07/01/22)	225	240,541
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	165	176,850
Series C, 5.00%, 08/15/22 (ETM)	40	42,969
Series E, 4.00%, 11/15/22	125	133,581
WPPI Energy RB, Series A, 5.00%, 07/01/22	460	489,803
		12,385,483
Total Municipal Debt Obligations — 98.9%
(Cost: $364,938,411)		371,756,559

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	235	$235,524

Total Short-Term Investments — 0.0%
(Cost: $235,475)		235,524

Total Investments in Securities — 98.9%
(Cost: $365,173,886)		371,992,083

Other Assets, Less Liabilities — 1.1%		4,014,987

Net Assets — 100.0%		$376,007,070

(a)	Zero-coupon bond.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$136,680	$98,807	(a)	$—	$13	$24	$235,524	235	$21	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$371,756,559	$—	$371,756,559
Money Market Funds	235,524	—	—	235,524
	$235,524	$371,756,559	$—	$371,992,083

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation